Subsequent Events	12 Months Ended
Apr. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

16. Subsequent Events

Margin Loan

On May 7, 2021, as amended on June 21, 2021, the Company received a margin loan facility for a maximum amount of $12 million (US$10 million) (the “Facility”) from a bank. The amount of the unutilized portion of the Facility may not exceed US$5,000,000 before May 7, 2022 (the “Unutilized Portion”). The margin loan is subject to an interest rate of 3-month USD LIBOR plus 5.50% per annum and the unutilized portion of the Facility is subject to a standby fee of 2.50% per annum. In addition, the Company agreed to pay a one-time facility fee equal to 1.25% of the Facility.

The Facility is secured by a pledge of all the shares of Yellow Cake held by the Company. The Facility matures on the earlier of: (i) May 5, 2023; or (ii) the early payment date on which the outstanding loan amount is fully and finally paid and is subject to customary margin requirements, with margin calls being triggered in the event, among other things, that the loan-to-value ratio is at or above 50%. The Company may voluntarily repay the outstanding amount during the term of the Facility, provided that the outstanding balance of the loan shall not be less than the Unutilized Portion. The amounts that are voluntarily repaid may be reborrowed by the Company up to the maximum amount of the Facility. The bank has the option to set the early repayment date when the closing price of Yellow Cake share is equal to or less than GBP1.605.

On May 7, 2021, approximately $6.3 million (US$5,175,000) of the Facility was drawn down by the Company.

Acquisition of Royalties and Royalty Option

On May 7, 2021, pursuant to an amended and restated royalty purchase agreement dated effective February 10, 2021 (the “Royalty Purchase Agreement”) with Reserve Minerals Inc. and Reserve Industries Corp. (collectively, the “Royalty Vendors”), the Company acquired: (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. (“Orano”) on the McArthur River Project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale net profits interest (an “NPI”) royalty on a 3.75% share of overall uranium production, drawn from Orano’s approximate 37.1% ownership interest in the Waterbury Lake / Cigar Lake Project (the “Waterbury Lake / Cigar Lake Project”) located in Saskatchewan, Canada; and (iii) an option to purchase the 20% NPI on a 7.5% share of overall uranium production from the project lands that comprise the early exploration stage Dawn Lake Project, which are adjacent to portions of the Waterbury Lake / Cigar Lake Project. The royalty rate adjusts to 10% in the future upon production of 200 million pounds from the combined royalty lands of the Dawn Lake and Waterbury Lake / Cigar Lake Projects.

The consideration paid by the Company under the Royalty Purchase Agreement was approximately $16.3 million, which was satisfied by the Company by paying to the Royalty Vendors approximately $12.1 million (US$10.0 million) in cash and issuing to the Royalty Vendors 970,017 common shares of the Company.

Bought Deal Offering

On May 20, 2021, the Company completed a bought deal offering by way of short form prospectus of 6,100,000 common shares (the “Offered Shares”) at a price of $4.10 per Offered Share (the “Offering Price”) for gross proceeds of $25,010,000. Pursuant to an underwriting agreement dated May 10, 2021, among the Company and the underwriters, the Company granted the underwriters an option, exercisable at the Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 15% of the number of Offered Shares sold under the bought deal offering to cover over-allotments, if any. The underwriters did not exercise the over-allotment option and it expired on June 18, 2021.

UEC purchased 1,000,000 Offered Shares, representing 16.39% of the number of Offered Shares, on the same terms as the bought deal offering.

Grant of Stock Options

On May 31, 2021, the Company granted 675,000 stock options at an exercise price of $3.49 per share and 50,000 stock options at an exercise price of $4.10 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. In addition, the Company granted 150,000 stock options at an exercise price of $3.49 per share to a consultant. These share options are exercisable for a period of 2 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 4, 8 and 12 months thereafter.

Base Shelf Prospectus

On June 16, 2021, the Company filed a final short form base shelf prospectus, providing for the public offer and sale of certain securities of the Company from time to time, during the 25-month period, of up to $130,000,000.